Variable Interest Entity (Details)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Current assets
Cash and cash equivalents		$ 37,119,195	$ 12,440,457
Restricted cash		220,109	205,520
Prepaid taxes		1,046,667	2,396,349
Inventories, net		671,251	595,627
Advances to suppliers, net		6,854,461	13,079,889
Prepaid expenses and other receivables, net		45,467	91,377
Total Current Assets (Note 3 at VIE)		81,900,747	68,161,627
Non-current assets
Property, plant and equipment, net		2,477,912	2,700,034
Manufacturing rebate receivable	¥ 37,542,315	5,755,237	7,746,116
Intangible assets, net		664,033	12,959,017
Total Assets (Note 3 at VIE)		116,295,245	115,450,777
Current liabilities
Bank acceptance notes payable		1,753,109	205,520
Accounts payable		1,543,994	1,650,851
Customer deposits		3,183,088	6,742,659
Taxes payable		571,354	102,704
Due to related parties		2,019,087	1,838,603
Accrued liabilities and other payables		1,861,835	1,444,896
Total Current Liabilities (Note 3 at VIE)		16,803,857	19,133,641
Non-current liabilities
Deferred tax liability		0	1,784,875
Total Liabilities (Note 3 at VIE)		16,803,857	20,918,516
VIE
Current assets
Cash and cash equivalents		206,893	70,420
Restricted cash		220,109	205,520
Accounts receivable, net		0	795,240
Prepaid taxes		1,045,027	894,051
Inventories, net		301,607	239,222
Advances to suppliers, net		333,010	93,241
Prepaid expenses and other receivables, net		37,104	73,378
Total Current Assets (Note 3 at VIE)		2,143,750	2,371,072
Non-current assets
Property, plant and equipment, net		1,157,803	1,139,398
Manufacturing rebate receivable		5,755,237	7,746,116
Intangible assets, net		462,279	12,764,272
Total Assets (Note 3 at VIE)		9,519,069	24,020,858
Current liabilities
Bank acceptance notes payable		220,109	205,520
Accounts payable		1,207,623	1,165,718
Customer deposits		381,623	113,657
Taxes payable		369
Due to related parties		892,590	943,584
Accrued liabilities and other payables		350,928	442,280
Total Current Liabilities (Note 3 at VIE)		3,053,242	2,870,759
Non-current liabilities
Deferred tax liability		0	1,784,875
Total Liabilities (Note 3 at VIE)		$ 3,053,242	$ 4,655,634